Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.782.8380 Commonwealth Annuity and Life Insurance Company a Goldman Sachs Company

ANNUAL REPORT – 12/31/2010

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ADVISOR II, SCUDDER GATEWAY ELITE, SCUDDER GATEWAY PLUS AND SCUDDER GATEWAY INCENTIVE

March 17, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Separate Account KG
1940 Act Registration Number: 811-7767
	1933 Act Registration Numbers:	333-9965, 333-81019, 333-63091, 333-46716,
333-90539
CIK: 0001019130
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KG, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios (Class I-2)	832566	February 25, 2011
Credit Suisse Trust (Class 1)	941568	March 2, 2011
Dreyfus Investment Portfolios (Initial Shares)	1056707	February 17, 2011
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	890064	February 16, 2011
DWS Investment VIT Funds (Class A)	1006373	February 24, 2011
DWS Variable Series I (Class A)	764797	February 24, 2011
DWS Variable Series II (Class A)	810573	February 24, 2011
Janus Aspen Series (Institutional Shares)	906185	February 28, 2011
Invesco Variable Insurance Funds (Series I Shares)	896435	February 25, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772